Vanguard Commodity Strategy Fund Investment Strategy - Admiral Prospectus [Member] - Vanguard Commodity Strategy Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing in commodity-linked investments, which are backed by a portfolio of inflation-linked investments and other fixed income securities. Commodities are real assets, including, but not limited to, agricultural products, livestock, precious and industrial metals, and energy products. The Fund invests in commodity-linked investments, which are derivative instruments that provide long or short exposure to commodities. These investments include commodity-linked total return swaps, commodity futures contracts and options on commodity futures contracts, commodity-linked structured notes, exchange-traded commodity pools or funds, and other commodity-linked derivative instruments. Particular commodity-linked investments may not necessarily conform to the composition, weighting, roll dates, reset dates, or contract months of any specific commodity market index, including the Fund’s performance benchmark. The Fund’s use of certain commodity-linked investments is expected to have a leveraging effect on the Fund.The Fund intends to gain exposure to commodity-linked investments primarily by investing in a wholly owned subsidiary that is organized under the laws of the Cayman Islands (the “Subsidiary”), which in turn invests in commodity-linked investments and fixed income securities. The Fund also may invest directly in commodity-linked investments. The Fund generally will not invest more than 25% of its assets in the Subsidiary.The Fund invests the remainder of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund also may invest in other fixed income securities such as cash or cash-equivalent investments and short-term bonds. At a minimum, all bonds purchased by the Fund are considered to be investment-grade by Moody’s or another independent rating agency (or, if unrated, are considered to be of comparable quality by the Fund’s advisors ). The Fund’s fixed income investments may provide liquidity for the Fund or serve as margin or collateral for its commodity-linked investments.